Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2011
Significant Estimates and Concentrations [Abstract]
SIGNIFICANT ESTIMATES AND CONCENTRATIONS

NOTE 14 – SIGNIFICANT ESTIMATES AND CONCENTRATIONS

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk. Other significant estimates and concentrations not discussed in those footnotes include:

Deposit Concentration

At December 31, 2011, approximately 11.49% of the Bank’s deposits were received from public institutions. These concentrations pose possible liquidity and earnings risk to the Corporation. However, in the opinion of management, the potential risks associated with such deposit concentration is more than offset at December 31, 2011 by the Corporation’s available lending and borrowing capacity.

Investments

The Corporation invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheets.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with unprecedented circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2011, the Corporation held $129,958 in commercial real estate included in the Bank’s geographic area. Due to national, state and local economic conditions, values for commercial and development real estate have declined significantly, and the market for these properties is depressed.

The accompanying financial statements have been prepared using values and information currently available to the Corporation.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and, capital that could negatively impact the Corporation’s ability to meet regulatory capital requirements and maintain sufficient liquidity.